Company and Nature of Operations - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization and Nature of Operations [Line Items]
Corporation formed	Mar. 07, 1997	Mar. 07, 1997